Investment properties	12 Months Ended
Dec. 31, 2019
Investment properties
Investment properties

13          Investment properties

	2018	2019
	RMB’000	RMB’000
Cost
At 1 January	27,824	59,276
Additions	31,452	-
Transfer to owner-occupied property	-	(31,452)
At 31 December	59,276	27,824
Accumulated depreciation
At 1 January	(9,669)	(12,108)
Charge for the year	(2,439)	(2,335)
Transfer to owner-occupied property	-	1,992
At 31 December	(12,108)	(12,451)
Net book amount	47,168	15,373

Investment properties represents buildings held in the PRC, with useful lives of 20 years (2018: ranging from 20 years to 25 years).

Investment properties with net book value amounting to approximately RMB15,373,000 (2018: RMB47,168,000) were pledged as security for the bank loans at the reporting date.

Amounts recognised in the consolidated income statement for investment properties:

	2017	2018	2019
	RMB’000	RMB’000	RMB’000
Rental income	1,188	1,380	1,401

The fair value of the investment properties as at 31 December 2019 is  approximately RMB61,506,000 (2018: RMB103,986,000).

In relation to the Group’s investment properties, the future aggregate minimum lease receipts under non‑cancellable operating leases are receivable as follows:

	2017	2018	2019
	RMB’000	RMB’000	RMB’000
Land and buildings:
Not later than 1 year	1,144	2,823	1,310
Later than 1 year and not later than 5 years	—	5,131	3,821
	1,144	7,954	5,131